Operating expense - Schedule of Expenses by Nature (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Cost of product sales	$ 529	$ 0
Research and development expense	48,952	39,172
Sales and marketing expense	18,370	13,911
General and administrative expense	19,011	17,582
Operating expense	86,862	70,665
External costs
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Research and development expense	29,168	24,306
Sales and marketing expense	8,911	5,290
General and administrative expense	7,639	4,733
Employee expense
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Research and development expense	19,784	14,866
Sales and marketing expense	9,459	8,621
General and administrative expense	$ 11,372	$ 12,849